Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	50
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$37,078,974.52	0.1959155	$-	-	$37,078,974.52
Total Securities	$37,078,974.52	0.0369217	$-	-	$37,078,974.52

Weighted Avg. Coupon (WAC)	5.06%		5.11%
Weighted Avg. Remaining Maturity (WARM)	14.44		13.85
Pool Receivables Balance	$59,252,872.06		$52,691,508.35
Remaining Number of Receivables	15,961		15,024

Adjusted Pool Balance	$58,792,886.27		$52,307,647.04

III. COLLECTIONS

Principal:
Principal Collections	$6,437,922.92
Repurchased Contract Proceeds Related to Principal	$24,978,200.00
Recoveries/Liquidation Proceeds	$80,932.84
Total Principal Collections	$31,497,055.76

Interest:
Interest Collections	$242,570.98
Late Fees & Other Charges	$26,422.89
Interest on Repurchase Principal	$-
Total Interest Collections	$268,993.87

Collection Account Interest	$500.05
Reserve Account Interest	$453.73
Servicer Advances	$-

Total Collections	$31,767,003.41

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	50
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$31,767,003.41
Reserve Account Release	$5,428,477.94
Reserve Account Draw	$-
Total Available for Distribution	$37,195,481.35

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$49,377.39	$-	$49,377.39	$49,377.39
Collection Account Interest					$500.05
Late Fees & Other Charges					$26,422.89
Total due to Servicer					$76,300.33

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$40,168.89		$40,168.89

Total interest:		$40,168.89		$40,168.89	$40,168.89

Available Funds Remaining:					$37,079,012.13

3. Regular Principal Distribution Amount:					$37,078,974.52

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes		$37,078,974.52		$37,078,974.52
Class A Notes Total:		$37,078,974.52		$37,078,974.52
Total Noteholders Principal				$37,078,974.52

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					37.61

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$459,985.79
Beginning Period Amount	$459,985.79
Current Period Amortization	$76,124.48
Ending Period Required Amount	$383,861.31
Ending Period Amount	$383,861.31
Next Distribution Date Amount	$317,653.78

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	50
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$5,428,477.94
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$21,713,911.75	$52,307,647.04	$21,713,911.75
Overcollateralization as a % of Adjusted Pool	36.93%	100.00%	41.51%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.44%	14,639	95.70%	$50,426,658.56
30 - 60 Days	1.92%	289	3.11%	$1,641,276.10
61 - 90 Days	0.54%	81	1.00%	$525,357.86
91-120 Days	0.10%	15	0.19%	$98,215.83
121 + Days	0.00%	0	0.00%	$-
Total		15,024		$52,691,508.35

Delinquent Receivables 30+ Days Past Due
Current Period	2.56%	385	4.30%	$2,264,849.79
1st Preceding Collection Period	2.38%	380	4.06%	$2,407,444.88
2nd Preceding Collection Period	2.17%	361	3.61%	$2,398,849.65
3rd Preceding Collection Period	2.18%	376	3.50%	$2,585,701.79
Four-Month Average	2.32%		3.87%

Repossession in Current Period		10		$44,021.98
Repossession Inventory		30		$23,482.71

Current Charge-Offs
Gross Principal of Charge-Offs				$123,440.79
Recoveries				$(80,932.84)
Net Loss				$42,507.95

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.86%

Average Pool Balance for Current Period				$55,972,190.20

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.91%
1st Preceding Collection Period				-0.11%
2nd Preceding Collection Period				-0.54%
3rd Preceding Collection Period				0.01%
Four-Month Average				0.07%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	19	1,868	$24,725,719.55
Recoveries	15	1,743	$(17,329,836.98)
Net Loss			$7,395,882.57
Cumulative Net Loss as a % of Initial Pool Balance			0.67%

Net Loss for Receivables that have experienced a Net Loss *	12	1,481	$7,565,642.42
Average Net Loss for Receivables that have experienced a Net Loss			$5,108.47

Principal Balance of Extensions			$265,297.19
Number of Extensions			45

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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